Annual Operating Expenses - FidelityAdvisorDividendGrowthFund-AMCIZPRO - FidelityAdvisorDividendGrowthFund-AMCIZPRO - Fidelity Advisor Dividend Growth Fund	Jan. 28, 2023
Fidelity Advisor Dividend Growth Fund - Class A
Operating Expenses:
Management fee	0.34%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.82%
Fidelity Advisor Dividend Growth Fund - Class C
Operating Expenses:
Management fee	0.34%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	1.60%
Fidelity Advisor Dividend Growth Fund - Class M
Operating Expenses:
Management fee	0.34%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.06%
Fidelity Advisor Dividend Growth Fund - Class I
Operating Expenses:
Management fee	0.34%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.59%
Fidelity Advisor Dividend Growth Fund - Class Z
Operating Expenses:
Management fee	0.34%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.43%